Document and Entity Information	May 01, 2022
Cover [Abstract]
Entity Registrant Name	MEDALLION FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0001000209
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 01, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-37747
Entity Tax Identification Number	04-3291176
Entity Address, Address Line One	437 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	328-2100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MFIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false